INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense	$ 113,908	$ 76,141
Gain (loss) on disposition of intangible assets	872,045
Compensation fund agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain (loss) on disposition of intangible assets	$ 872,045